Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Consolidated net income (loss)	[1]	$ 7.5	$ (289.4)	$ 7.6
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Depreciation and amortization	[1]	181.4	450.3	170.1
Income taxes and changes in non-current provisions	[1]	67.0	55.1	58.4
(Gains)/losses on disposals of assets	[1]	1.0	1.5	(5.2)
Net (gain)/loss on financial instruments at fair value	[1]	54.1	(36.8)	(35.9)
Accrued financial interest costs	[1]	70.5	128.9	132.7
Amortization of deferred financing cost, including original issuance discounts	[1]	35.3	15.6	16.4
Interest paid	[1]	(68.2)	(126.9)	(133.0)
Taxes paid	[1]	(118.0)	(70.6)	(84.8)
Other	[1]	(18.3)	(0.1)	(1.3)
(Increase)/decrease in inventories	[1]	(46.4)	(10.8)	(3.1)
(Increase)/decrease in trade receivables	[1]	(0.2)	(9.1)	(5.7)
Increase/(decrease) in trade payables	[1]	49.5	40.7	48.9
Changes in other assets and liabilities	[1]	(1.5)	12.5	(30.4)
Cash flow used in operating activities	[1]	213.7	160.6	134.8
Investing activities
Acquisition of subsidiaries, net of cash acquired	[1]		(2.7)	(4.5)
Intangible assets and property, plant and equipment additions	[1]	(56.5)	(52.8)	(75.7)
Increase in non-current loans	[1]		(0.1)	(0.1)
Proceeds from the disposal of property, plant and equipment	[1]	5.5	0.2	9.7
Repayments of non-current loans	[1]	0.1	0.3	0.3
Cash flow used in investing activities	[1]	(51.0)	(55.0)	(70.3)
Financing activities
Issuance of shares	[1]	473.4
Issuance of non-current debt	[1]	130.0	175.1
Repayment of non-current debt	[1]	(685.7)	(255.2)	(115.8)
Increase (decrease) in current borrowings and bank debt	[1]	0.7	(17.4)	(2.0)
Increase (decrease) in current financial assets and liabilities	[1]	(1.5)	(0.0)	(1.1)
Payment of lease liabilities	[1]	(15.3)	(15.3)	(15.9)
Payment of deferred finance costs	[1]		(9.2)	(9.9)
Cash flow provided by financing activities	[1]	(98.4)	(122.0)	(144.6)
Net decrease in cash and cash equivalents	[1]	64.3	(16.4)	(80.1)
Effect of exchange rates	[1]	(12.8)	33.7	(3.4)
Cash and cash equivalents at the beginning of the period	[1]	320.1	302.7	386.2
Cash and cash equivalents at the end of the period	[1]	$ 371.6	$ 320.1	$ 302.7

[1]	The notes are an integral part of these consolidated financial statements.